SIGNIFICANT ACCOUNTING POLICIES (Policies) - EBP 004	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting – The accompanying financial statements have been prepared on the accrual basis of accounting.
Expenses	Administrative Fees – The Plan charges each participant a quarterly fee to pay expenses of the Plan. Expenses include recordkeeping, trustee, audit and other fees which are paid once they have been approved by the Administrative Committee. In addition, administrative expenses paid directly from participant accounts include monthly fees for participants that utilize professional management services and processing fees for participant loans. The trust agreement between the Plan and Fidelity includes a Revenue Credit Program. Under this program, in situations where Fidelity earns record keeping fees in excess of the agreed-upon compensation, Fidelity is required to remit those excess fees (“Revenue Credits”) to the Plan to be used to pay ERISA qualified expenses (See Note 6). Fidelity funds the Revenue Credits quarterly.
Payment of Benefits	Payment of Benefits – Benefits are recorded when paid.
Use of Estimates
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and changes therein and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of investment income and expenses during the reporting period. Actual results could differ significantly from those estimates.

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition – The Plan’s investments in mutual funds, self-directed brokerage accounts, Terex Corporation common stock and the Trusts are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value of the Trusts are recorded at net asset value ("NAV"). The Administrative Committee determines the Plan’s valuation policies utilizing information provided by the investment advisers and trustee (see Note 3). Shares of mutual funds are valued at the NAV of shares held by the Plan at year-end. Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Net appreciation/(depreciation) in the aggregate fair value of investments is comprised of all realized and unrealized gains and losses during the year. Dividends are recorded on the ex-dividend date.

Notes Receivable from Participants	Notes Receivable from Participants – Notes receivable from Participants are measured at their unpaid principal balance plus accrued but unpaid interest. Interest income is recorded on the accrual basis. Delinquent Participant loans are reclassified as distributions based upon the terms of the Plan document.
Contributions Receivable	Contributions Receivable - Participant contributions and any related employer matching contributions are recognized in the period during which the Company makes the respective payroll deduction from the participant's compensation. Profit sharing contributions are recorded in the relevant period in accordance with the terms in the Plan document